Schedule of Investments (unaudited) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.7%
Afterpay Ltd.(a)	2,850	$193,517
AMP Ltd.	85,125	91,462
Ampol Ltd.	11,700	213,131
APA Group	6,000	44,200
Aristocrat Leisure Ltd.	7,500	150,791
ASX Ltd.	1,500	83,880
Australia & New Zealand Banking Group Ltd.	27,750	366,559
Brambles Ltd.	21,600	145,467
Cochlear Ltd.	450	67,052
Coles Group Ltd.	11,250	140,231
Commonwealth Bank of Australia	19,587	949,368
Computershare Ltd.	10,050	85,750
Crown Resorts Ltd.	11,250	65,415
CSL Ltd.	4,650	939,017
Dexus	19,425	117,451
Evolution Mining Ltd.	17,325	67,402
Fortescue Metals Group Ltd.	35,379	431,556
Goodman Group	21,000	271,349
GPT Group (The)	24,075	68,134
Insurance Australia Group Ltd.	39,225	131,393
James Hardie Industries PLC	6,150	149,345
Lendlease Corp. Ltd.	11,325	95,118
Macquarie Group Ltd.	4,725	420,573
Magellan Financial Group Ltd.	1,500	58,041
Medibank Pvt Ltd.	21,900	41,063
Mirvac Group	72,300	107,130
National Australia Bank Ltd.	24,600	321,322
Newcrest Mining Ltd.	8,625	177,104
Northern Star Resources Ltd.	10,050	104,806
QBE Insurance Group Ltd.	15,375	89,076
Ramsay Health Care Ltd.	1,125	49,258
Scentre Group	69,900	103,083
Seek Ltd.(a)(b)	10,125	152,942
Sonic Healthcare Ltd.	1,950	47,682
Stockland	46,350	125,315
Suncorp Group Ltd.	20,325	117,183
Sydney Airport	26,955	103,164
Tabcorp Holdings Ltd.	37,962	87,707
Telstra Corp. Ltd.	30,075	56,602
Transurban Group	35,475	335,320
Treasury Wine Estates Ltd.	17,175	110,601
Vicinity Centres	45,000	38,237
Westpac Banking Corp.	36,693	461,499
Woolworths Group Ltd.	11,475	307,505

		8,282,801

Austria — 0.1%
Erste Group Bank AG(a)	3,375	69,113
Raiffeisen Bank International AG(a)	3,811	54,780
Verbund AG	5,625	323,552

		447,445

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	7,200	373,721
Elia Group SA/NV	900	87,119
Galapagos NV(a)	450	53,152
Groupe Bruxelles Lambert SA	1,361	111,419
UCB SA	825	81,397
Umicore SA	3,450	132,779

		839,587

Security	Shares	Value

Brazil — 0.4%
Ambev SA	67,501	$142,588
B3 SA - Brasil, Bolsa, Balcao	30,000	265,609
Banco Bradesco SA	1,651	5,203
Banco do Brasil SA	15,000	77,523
BB Seguridade Participacoes SA	15,000	61,603
CCR SA	37,500	72,581
Cielo SA	30,036	17,555
Cogna Educacao	23,000	17,112
Localiza Rent a Car SA	15,750	165,749
Lojas Renner SA	15,050	97,749
Magazine Luiza SA	30,000	128,148
Natura & Co. Holding SA	15,000	119,927
Notre Dame Intermedica Participacoes SA	7,500	85,523
Suzano SA(a)	7,300	63,366
Ultrapar Participacoes SA	30,002	85,229
Vale SA	52,501	551,324
WEG SA	7,500	98,634

		2,055,423

Canada — 3.1%
Agnico Eagle Mines Ltd.	3,825	302,563
Algonquin Power & Utilities Corp.	3,900	59,084
Alimentation Couche-Tard Inc., Class B	12,150	373,881
B2Gold Corp.	18,525	119,068
Bank of Montreal	6,075	361,443
Bank of Nova Scotia (The)	14,025	582,206
Barrick Gold Corp.	16,575	442,796
Bausch Health Companies Inc.(a)	3,450	56,795
BCE Inc.	4,650	186,718
BlackBerry Ltd.(a)	15,675	70,301
Brookfield Asset Management Inc., Class A	14,291	424,330
CAE Inc.	3,075	52,513
Cameco Corp.	17,700	168,059
Canadian Imperial Bank of Commerce	5,025	374,534
Canadian National Railway Co.	6,600	655,124
Canadian Pacific Railway Ltd.	975	291,136
Canadian Tire Corp. Ltd., Class A, NVS	1,200	133,900
Canopy Growth Corp.(a)(c)	3,675	68,988
CCL Industries Inc., Class B, NVS	4,425	168,590
CGI Inc.(a)	2,025	125,553
Constellation Software Inc.	300	314,679
Cronos Group Inc.(a)(c)	75	398
Dollarama Inc.	3,750	129,036
Enbridge Inc.	22,659	623,851
Fairfax Financial Holdings Ltd.	450	118,205
First Quantum Minerals Ltd.	25,800	296,245
Franco-Nevada Corp.	3,075	418,787
George Weston Ltd.	3,300	231,236
Hydro One Ltd.(d)	16,500	360,232
Intact Financial Corp.	1,125	116,115
Inter Pipeline Ltd.	20,700	184,124
Keyera Corp.	10,050	142,532
Kinross Gold Corp.	11,100	88,244
Kirkland Lake Gold Ltd.	3,750	170,717
Loblaw Companies Ltd.	2,325	115,644
Lundin Mining Corp.	42,075	254,025
Manulife Financial Corp.	11,100	150,348
Metro Inc.	4,575	213,250
National Bank of Canada	1,575	75,528
Open Text Corp.	5,625	206,505
Pan American Silver Corp.	5,025	159,567

1

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Pembina Pipeline Corp.	20,925	$437,693
Power Corp. of Canada	5,909	112,432
Restaurant Brands International Inc.	3,750	194,707
RioCan REIT	8,475	91,402
Rogers Communications Inc., Class B, NVS	4,200	170,476
Royal Bank of Canada	13,950	974,674
Shaw Communications Inc., Class B, NVS	10,125	166,681
Shopify Inc., Class A(a)	975	898,132
SmartCentres Real Estate Investment Trust	5,025	79,369
Sun Life Financial Inc.	4,425	175,925
TC Energy Corp.	7,050	277,273
TELUS Corp.	4,500	76,882
Thomson Reuters Corp.	4,200	326,273
Toronto-Dominion Bank (The)	16,606	732,066
Wheaton Precious Metals Corp.	7,575	347,347
WSP Global Inc.	2,250	142,204
Yamana Gold Inc.	15,375	85,445

		14,675,831

Chile — 0.0%
Aguas Andinas SA, Class A	281,550	73,066
Cencosud SA	55,350	76,872
Falabella SA	34,500	94,492

		244,430

China — 5.6%
360 Security Technology Inc., Class A	7,500	17,708
Agricultural Bank of China Ltd., Class H	600,000	202,712
Alibaba Group Holding Ltd., ADR(a)	17,775	5,415,865
Baidu Inc., ADR(a)(c)	2,625	349,256
Bank of China Ltd., Class H	1,050,000	331,728
Bank of Communications Co. Ltd., Class A	60,000	40,590
Bank of Communications Co. Ltd., Class H	225,000	110,544
Bank of Jiangsu Co. Ltd., Class A	30,095	27,011
Bank of Nanjing Co. Ltd., Class A	30,000	34,273
Bank of Ningbo Co. Ltd., Class A	7,500	38,059
China Cinda Asset Management Co. Ltd., Class H	300,000	56,094
China CITIC Bank Corp. Ltd., Class H	150,000	60,930
China Conch Venture Holdings Ltd.	37,500	166,589
China Construction Bank Corp., Class H	1,056,000	728,525
China Everbright Bank Co. Ltd., Class A	210,000	122,934
China Gas Holdings Ltd.	30,000	91,878
China Jushi Co. Ltd., Class A	60,000	124,995
China Life Insurance Co. Ltd., Class H	150,000	325,732
China Merchants Bank Co. Ltd., Class A	22,500	133,765
China Merchants Bank Co. Ltd., Class H	37,500	194,878
China Minsheng Banking Corp. Ltd., Class A	112,500	88,706
China Mobile Ltd.	75,000	456,005
China Molybdenum Co. Ltd., Class H	225,000	81,530
China National Nuclear Power Co. Ltd., Class A	368,198	243,587
China Northern Rare Earth Group High-Tech Co. Ltd., Class A(a)	15,000	22,557
China Oilfield Services Ltd., Class H	162,000	97,348
China Overseas Land & Investment Ltd.	37,500	93,812
China Pacific Insurance Group Co. Ltd., Class A	15,000	71,480
China Telecom Corp. Ltd., Class H	150,000	47,196
China Tower Corp. Ltd., Class H(d)	600,000	93,619
China Unicom Hong Kong Ltd.	150,000	92,071
China Vanke Co. Ltd., Class A	7,500	30,857
China Vanke Co. Ltd., Class H	23,200	71,800
China Yangtze Power Co. Ltd., Class A	75,000	212,358

Security	Shares	Value

China (continued)
Chongqing Rural Commercial Bank Co. Ltd., Class H	150,000	$59,769
Country Garden Holdings Co. Ltd.	75,000	92,265
ENN Energy Holdings Ltd.	22,500	284,193
Foshan Haitian Flavouring & Food Co. Ltd., Class A	9,140	218,664
Fosun International Ltd.	75,000	90,331
Ganfeng Lithium Co. Ltd., Class A	15,000	136,240
Geely Automobile Holdings Ltd.	75,000	153,968
Great Wall Motor Co. Ltd., Class H	112,500	181,918
Gree Electric Appliances Inc. of Zhuhai, Class A	7,500	65,443
Guangzhou Baiyun International Airport Co. Ltd., Class A	7,500	14,056
Guotai Junan Securities Co. Ltd., Class A	15,000	41,217
Hangzhou Hikvision Digital Technology Co. Ltd., Class A	22,500	150,868
Hangzhou Robam Appliances Co. Ltd., Class A	7,500	40,915
Henan Shuanghui Investment & Development Co. Ltd., Class A	7,500	56,001
Huazhu Group Ltd., ADR	3,750	148,613
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	7,500	24,753
Hutchison China MediTech Ltd., ADR(a)(c)	3,600	105,984
Iflytek Co. Ltd., Class A	7,500	42,606
Industrial & Commercial Bank of China Ltd., Class H	675,000	379,504
Industrial Bank Co. Ltd., Class A	62,398	165,867
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	15,000	88,998
iQIYI Inc., ADR(a)(c)	3,975	98,183
JD.com Inc., ADR(a)	8,625	703,110
Jiangsu Expressway Co. Ltd., Class H	150,000	149,906
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	7,500	188,232
Jinduicheng Molybdenum Co. Ltd., Class A	22,500	19,052
JOYY Inc.	1,350	123,363
Li Ning Co. Ltd.	37,500	193,427
Meituan, Class B(a)	34,300	1,274,720
Muyuan Foods Co. Ltd., Class A	13,240	140,146
NetEase Inc., ADR	5,516	478,734
New Oriental Education & Technology Group Inc., ADR(a)	1,971	316,109
NIO Inc., ADR(a)(c)	16,650	509,157
People’s Insurance Co. Group of China Ltd. (The), Class H	225,000	66,732
PICC Property & Casualty Co. Ltd., Class H	150,000	101,356
Pinduoduo Inc., ADR(a)	2,700	242,946
Ping An Healthcare and Technology Co. Ltd.(a)(d)	7,500	96,714
Ping An Insurance Group Co. of China Ltd., Class A	7,500	87,172
Ping An Insurance Group Co. of China Ltd., Class H	75,000	769,357
Postal Savings Bank of China Co. Ltd., Class H(d)	150,000	73,502
Sany Heavy Industry Co. Ltd., Class A	30,000	116,259
Semiconductor Manufacturing International Corp.(a)	37,500	110,012
SF Holding Co. Ltd., Class A	15,000	185,477
Shanghai International Airport Co. Ltd., Class A	7,500	74,034
Shanghai International Port Group Co. Ltd., Class A	45,199	28,215
Shenzhen International Holdings Ltd.	37,500	58,222
Shenzhou International Group Holdings Ltd.	22,500	388,499
Sichuan Chuantou Energy Co. Ltd., Class A	67,500	101,508
Sino Biopharmaceutical Ltd.	301,000	303,529
Sunny Optical Technology Group Co. Ltd.	7,500	123,987
Suofeiya Home Collection Co. Ltd., Class A	7,500	31,585
TAL Education Group, ADR(a)	4,275	284,116
Tencent Holdings Ltd.	60,000	4,572,622
Tencent Music Entertainment Group, ADR(a)(c)	5,625	83,700
Tianqi Lithium Corp., Class A(a)	9,750	28,830
Trip.com Group Ltd., ADR(a)	5,475	157,461
Vipshop Holdings Ltd., ADR(a)	6,900	147,660
Want Want China Holdings Ltd.	75,000	49,517
Wens Foodstuffs Group Co. Ltd., Class A	31,640	89,539

2

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Wuliangye Yibin Co. Ltd., Class A	7,500	$273,679
Xiaomi Corp., Class B(a)(d)	105,000	297,878
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	22,500	89,815
Yintai Gold Co. Ltd., Class A	20,600	30,702
Yum China Holdings Inc.	4,302	228,995
Zai Lab Ltd., ADR(a)	1,500	123,075
Zhejiang Expressway Co. Ltd., Class H	150,000	102,130
Zhejiang Semir Garment Co. Ltd., Class A	15,000	18,682
ZTO Express Cayman Inc., ADR	5,625	163,012

		26,713,823

Colombia — 0.1%
Ecopetrol SA	283,650	131,793
Grupo de Inversiones Suramericana SA	42,825	223,310
Interconexion Electrica SA ESP	30,000	162,350

		517,453

Denmark — 0.6%
Ambu A/S, Series B	2,400	72,753
Carlsberg AS, Class B	810	102,526
Chr Hansen Holding A/S	1,500	151,093
Coloplast A/S, Class B	825	120,405
Danske Bank A/S(a)	9,300	123,623
Genmab A/S(a)	675	224,843
Novo Nordisk A/S, Class B	17,925	1,151,399
Novozymes A/S, Class B	4,017	241,405
Orsted A/S(d)	2,025	321,424
Pandora A/S(a)	1,500	118,799
Vestas Wind Systems A/S	2,325	396,870

		3,025,140

Finland — 0.3%
Elisa OYJ	2,250	110,707
Kone OYJ, Class B	3,615	287,775
Neste OYJ	10,650	554,284
Nokia OYJ(a)	54,000	182,416
Nordea Bank Abp(a)	31,350	234,848
Orion OYJ, Class B	1,425	61,002
Sampo OYJ, Class A	4,275	161,343
Wartsila OYJ Abp	12,300	97,743

		1,690,118

France — 2.6%
Aeroports de Paris	900	87,958
Airbus SE(a)	6,300	459,320
Alstom SA(a)	2,850	127,747
Amundi SA(a)(d)	1,200	78,697
Atos SE(a)	2,250	153,585
AXA SA	19,200	308,638
BioMerieux	450	66,990
BNP Paribas SA(a)	9,525	331,247
Bureau Veritas SA(a)	4,950	108,689
Capgemini SE	2,175	251,176
CNP Assurances(a)	6,075	68,429
Danone SA	7,050	389,258
Dassault Aviation SA(a)	75	62,552
Dassault Systemes SE	1,275	217,654
Edenred	2,058	95,986
Eiffage SA(a)	375	27,223
EssilorLuxottica SA(a)	3,335	412,563
Eurofins Scientific SE(a)	75	59,739
Gecina SA	665	82,575
Getlink SE(a)	9,825	132,071

Security	Shares	Value

France (continued)
Hermes International	450	$418,822
ICADE	1,050	53,082
Iliad SA	375	72,512
Ingenico Group SA(a)(c)	153	22,010
Ipsen SA	675	61,447
Kering SA	825	498,279
Klepierre SA	3,975	50,354
Legrand SA	3,825	282,838
L’Oreal SA	2,851	922,238
LVMH Moet Hennessy Louis Vuitton SE	2,175	1,019,246
Natixis SA(a)	23,025	53,534
Orange SA	11,250	126,197
Pernod Ricard SA	2,775	447,372
Peugeot SA(a)	5,475	98,406
Publicis Groupe SA	1,650	57,276
Remy Cointreau SA	675	114,010
Renault SA(a)	3,300	81,704
Safran SA(a)	3,375	355,867
Sanofi	11,625	1,047,696
Sartorius Stedim Biotech	525	199,119
Schneider Electric SE	6,160	747,684
SCOR SE(a)	1,686	40,968
Societe Generale SA(a)	11,700	158,639
Sodexo SA	1,725	110,716
STMicroelectronics NV	8,175	249,017
Teleperformance	600	180,109
Thales SA	1,425	92,756
Ubisoft Entertainment SA(a)	1,350	119,105
Unibail-Rodamco-Westfield	2,294	93,259
Vinci SA	7,425	586,576
Vivendi SA	10,200	294,542
Worldline SA(a)(c)(d)	2,679	198,611

		12,376,088

Germany — 2.0%
adidas AG(a)	1,800	534,666
Allianz SE, Registered	4,275	752,238
Aroundtown SA(a)	13,275	63,663
BASF SE	2,789	152,919
Bayer AG, Registered	8,925	419,594
Bayerische Motoren Werke AG	5,475	374,235
Beiersdorf AG	1,125	117,810
Continental AG	1,125	119,618
Daimler AG, Registered	12,525	647,785
Delivery Hero SE(a)(d)	1,425	163,966
Deutsche Bank AG, Registered(a)	23,025	211,910
Deutsche Boerse AG	1,500	220,768
Deutsche Post AG, Registered	5,025	222,662
Deutsche Telekom AG, Registered	26,400	401,929
Deutsche Wohnen SE	3,900	196,844
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	1,875	67,751
Fresenius Medical Care AG & Co. KGaA	2,400	183,338
Fresenius SE & Co. KGaA	4,725	175,245
GEA Group AG	2,550	84,863
Infineon Technologies AG	16,050	446,831
KION Group AG	750	58,394
Merck KGaA	1,125	166,624
MTU Aero Engines AG	675	115,228
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	1,935	452,600
Puma SE(a)	1,230	107,515

3

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
SAP SE	10,575	$1,127,000
Siemens AG, Registered	8,250	967,728
Siemens Healthineers AG(d)	1,875	80,495
Symrise AG	3,225	397,640
Telefonica Deutschland Holding AG	35,475	89,547
United Internet AG, Registered	2,025	71,001
Vonovia SE	5,175	330,460
Zalando SE(a)(d)	1,950	182,125

		9,704,992

Greece — 0.0%
OPAP SA	5,625	45,375

Hong Kong — 0.8%
AIA Group Ltd.	135,000	1,271,688
BeiGene Ltd., ADR(a)(c)	525	155,673
BOC Hong Kong Holdings Ltd.	37,500	103,967
Budweiser Brewing Co. APAC Ltd.(d)	30,000	88,203
CK Asset Holdings Ltd.	37,500	173,601
Hang Seng Bank Ltd.	7,500	115,283
Hong Kong & China Gas Co. Ltd.	182,936	262,791
Hong Kong Exchanges & Clearing Ltd.	10,500	501,248
Hongkong Land Holdings Ltd.	22,500	82,575
Jardine Strategic Holdings Ltd.	7,500	162,675
Link REIT	30,000	228,438
Melco Resorts & Entertainment Ltd., ADR	6,450	103,974
MTR Corp. Ltd.	37,500	185,448
Power Assets Holdings Ltd.	37,500	192,702
Swire Properties Ltd.	30,000	80,272

		3,708,538

India — 1.0%
Adani Ports & Special Economic Zone Ltd.	3,000	14,567
Asian Paints Ltd.	7,125	212,623
Axis Bank Ltd.(a)	17,775	118,128
Bajaj Auto Ltd.	1,800	70,120
Bandhan Bank Ltd.(a)(d)	9,600	37,496
Bharti Airtel Ltd.	29,625	173,395
Dabur India Ltd.	28,838	199,024
DLF Ltd.	22,500	48,062
Godrej Consumer Products Ltd.	5,625	50,461
HCL Technologies Ltd.	15,600	177,235
HDFC Life Insurance Co. Ltd.(a)(d)	5,625	44,764
Hero MotoCorp Ltd.	1,500	56,670
Hindustan Unilever Ltd.	7,725	215,913
Housing Development Finance Corp. Ltd.	12,750	330,942
ICICI Bank Ltd.(a)	13,618	72,144
ICICI Bank Ltd., ADR, NVS(a)	14,400	151,920
Infosys Ltd.	52,849	756,356
Infosys Ltd., ADR	2,100	29,967
ITC Ltd.	58,275	129,946
Lupin Ltd.	5,625	69,015
Mahindra & Mahindra Ltd., GDR	2,700	21,114
Maruti Suzuki India Ltd.	1,050	98,687
Nestle India Ltd.	738	170,904
Petronet LNG Ltd.	52,275	162,911
REC Ltd.	75	104
Reliance Industries Ltd.	25,425	704,863
SBI Life Insurance Co. Ltd.(a)(d)	5,625	58,381
Sun Pharmaceutical Industries Ltd.	7,875	49,493
Tata Consultancy Services Ltd.	9,621	345,964
Tata Motors Ltd.(a)	47,178	84,447

Security	Shares	Value

India (continued)
Tech Mahindra Ltd.	6,675	$73,255
Titan Co. Ltd.	4,575	71,967
United Spirits Ltd.(a)	5,625	38,278
Wipro Ltd.	5,625	25,860
Wipro Ltd., ADR	15,604	75,523
Zee Entertainment Enterprises Ltd.	75	190

		4,940,689

Indonesia — 0.2%
Astra International Tbk PT	255,000	91,062
Bank Central Asia Tbk PT	37,500	71,462
Bank Mandiri Persero Tbk PT	247,500	94,085
Bank Rakyat Indonesia Persero Tbk PT	495,000	109,481
Barito Pacific Tbk PT(a)	1,065,000	63,094
Charoen Pokphand Indonesia Tbk PT	165,000	63,538
Gudang Garam Tbk PT(a)	22,500	60,687
Hanjaya Mandala Sampoerna Tbk PT	795,000	74,049
Telekomunikasi Indonesia Persero Tbk PT	720,000	124,173
Unilever Indonesia Tbk PT	187,500	96,579

		848,210

Ireland — 0.4%
Flutter Entertainment PLC(a)	1,440	250,853
Kerry Group PLC, Class A	1,725	206,362
Linde PLC	4,275	941,953
STERIS PLC	450	79,736
Trane Technologies PLC	2,850	378,337

		1,857,241

Israel — 0.3%
Azrieli Group Ltd.	1,650	77,932
Bank Hapoalim BM	15,525	91,101
Bank Leumi Le-Israel BM	12,932	61,308
Check Point Software Technologies Ltd.(a)	1,500	170,340
Elbit Systems Ltd.	525	59,503
Isracard Ltd.	0	—
Israel Discount Bank Ltd., Class A	41,325	116,481
Mizrahi Tefahot Bank Ltd.	4,500	88,003
Nice Ltd.(a)	1,200	274,902
Teva Pharmaceutical Industries Ltd., ADR(a)(c)	16,125	140,610
Wix.com Ltd.(a)(c)	750	185,490

		1,265,670

Italy — 0.5%
Assicurazioni Generali SpA	15,000	201,111
Atlantia SpA(a)	10,725	164,345
CNH Industrial NV(a)	13,950	108,223
DiaSorin SpA	225	49,404
Ferrari NV	1,725	307,734
Intesa Sanpaolo SpA(a)	162,450	268,631
Mediobanca Banca di Credito Finanziario SpA	12,375	87,759
Moncler SpA(a)	2,850	114,069
Nexi SpA(a)(d)	4,125	63,378
Poste Italiane SpA(d)	12,675	103,351
Recordati Industria Chimica e Farmaceutica SpA	900	46,642
Snam SpA	73,575	359,099
Terna Rete Elettrica Nazionale SpA	42,075	284,460
UniCredit SpA(a)	18,750	139,804

		2,298,010

Japan — 6.9%
Alfresa Holdings Corp.	23,300	425,926
Amada Co. Ltd.	7,500	64,927
Astellas Pharma Inc.	23,100	317,089

4

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Canon Inc.	15,000	$258,346
Chiba Bank Ltd. (The)	15,000	77,052
Concordia Financial Group Ltd.	30,000	98,431
Dai-ichi Life Holdings Inc.	15,000	221,901
Daiichi Sankyo Co. Ltd.	22,500	591,448
Daikin Industries Ltd.	400	74,536
Daiwa House Industry Co. Ltd.	7,500	196,253
Daiwa Securities Group Inc.	37,500	151,019
Denso Corp.	7,500	347,092
Dentsu Group Inc.	7,500	214,583
East Japan Railway Co.	1,100	57,420
FANUC Corp.	2,200	464,033
Hitachi Ltd.	7,500	251,244
Honda Motor Co. Ltd.	15,000	349,388
Hoya Corp.	7,500	846,566
Hulic Co. Ltd.	7,500	69,304
Iida Group Holdings Co. Ltd.	15,000	270,184
Isuzu Motors Ltd.	15,000	120,958
ITOCHU Corp.	30,000	717,429
Japan Post Holdings Co. Ltd.	22,500	153,867
Japan Tobacco Inc.	15,000	282,667
JGC Holdings Corp.	7,500	61,340
Kajima Corp.	15,000	159,556
Kansai Paint Co. Ltd.	11,900	306,094
Kao Corp.	7,500	532,332
KDDI Corp.	22,500	601,026
Keikyu Corp.	7,500	104,458
Keisei Electric Railway Co. Ltd.	7,500	209,130
Keyence Corp.	1,800	813,564
Kirin Holdings Co. Ltd.	15,000	269,610
Koito Manufacturing Co. Ltd.	7,500	360,149
Komatsu Ltd.	7,500	167,950
Kubota Corp.	15,000	259,781
Kyocera Corp.	7,500	411,158
M3 Inc.	7,500	504,137
Marubeni Corp.	45,000	233,824
Mebuki Financial Group Inc.	30,000	59,977
Medipal Holdings Corp.	15,000	267,170
Mitsubishi Corp.	22,500	500,514
Mitsubishi Electric Corp.	30,000	384,542
Mitsubishi Estate Co. Ltd.	15,000	222,977
Mitsubishi Heavy Industries Ltd.	7,500	160,309
Mitsubishi Motors Corp.(a)	22,500	40,893
Mitsubishi UFJ Financial Group Inc.	135,000	529,721
Mitsubishi UFJ Lease & Finance Co. Ltd.	22,500	94,701
Mitsui & Co. Ltd.	67,500	1,052,468
Mitsui Fudosan Co. Ltd.	7,500	127,308
Mizuho Financial Group Inc.	34,900	427,820
MS&AD Insurance Group Holdings Inc.	7,500	204,073
Murata Manufacturing Co. Ltd.	7,500	521,355
Nexon Co. Ltd.	7,500	209,417
Nikon Corp.	7,500	45,126
Nintendo Co. Ltd.	300	163,516
Nippon Paint Holdings Co. Ltd.	7,500	673,666
Nippon Telegraph & Telephone Corp.	15,000	315,095
Nomura Holdings Inc.	67,500	299,921
NTT Data Corp.	15,000	168,596
NTT DOCOMO Inc.	15,000	557,729
Obayashi Corp.	22,500	187,249
Olympus Corp.	15,000	285,393

Security	Shares	Value

Japan (continued)
Omron Corp.	7,500	$538,072
ORIX Corp.	22,500	261,610
Otsuka Holdings Co. Ltd.	7,500	276,569
Panasonic Corp.	22,500	206,770
Rakuten Inc.	22,500	218,457
Recruit Holdings Co. Ltd.	15,000	569,638
Resona Holdings Inc.	60,000	196,575
Ricoh Co. Ltd.	15,000	97,857
Santen Pharmaceutical Co. Ltd.	7,500	133,227
SBI Holdings Inc.	7,500	171,681
Sega Sammy Holdings Inc.	7,500	93,696
Sekisui House Ltd.	7,500	123,864
Seven & i Holdings Co. Ltd.	7,500	228,071
Shimizu Corp.	22,500	155,826
Shin-Etsu Chemical Co. Ltd.	7,500	996,509
Shinsei Bank Ltd.	7,500	89,822
Shiseido Co. Ltd.	7,500	462,742
Shizuoka Bank Ltd. (The)	15,000	100,440
SMC Corp.	600	317,390
Softbank Corp.	15,000	173,976
SoftBank Group Corp.	15,000	974,699
Sompo Holdings Inc.	7,500	279,152
Sony Corp.	15,000	1,244,595
Subaru Corp.	7,500	136,706
Sumitomo Corp.	30,000	328,439
Sumitomo Mitsui Financial Group Inc.	15,000	413,382
Sumitomo Mitsui Trust Holdings Inc.	7,500	199,696
T&D Holdings Inc.	7,500	74,397
Taisei Corp.	7,500	232,806
Takeda Pharmaceutical Co. Ltd.	17,775	550,729
Terumo Corp.	15,000	550,555
Tokio Marine Holdings Inc.	7,500	334,250
Toshiba Corp.	7,500	188,612
Toyota Industries Corp.	7,500	482,112
Toyota Motor Corp.	22,500	1,464,200
Toyota Tsusho Corp.	7,500	207,983
Unicharm Corp.	7,500	347,236
Yokogawa Electric Corp.	7,500	109,480
Z Holdings Corp.	45,000	312,125

		32,959,254

Malaysia — 0.2%
AMMB Holdings Bhd	75,000	51,444
CIMB Group Holdings Bhd	67,500	47,924
Dialog Group Bhd	277,500	247,112
IHH Healthcare Bhd	52,500	62,798
Malayan Banking Bhd	52,500	88,448
Petronas Dagangan Bhd	30,000	124,476
PPB Group Bhd	54,320	245,780
Public Bank Bhd	22,500	81,661

		949,643

Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	232,501	141,069
Coca-Cola Femsa SAB de CV	15,000	56,623
Fibra Uno Administracion SA de CV	90,000	67,973
Fomento Economico Mexicano SAB de CV	15,000	80,148
Grupo Aeroportuario del Pacifico SAB de CV, Class B	7,500	62,224
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	6,000	69,093
Grupo Financiero Banorte SAB de CV, Class O(a)	30,201	134,132
Promotora y Operadora de Infraestructura SAB de CV	6,025	39,348

5

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Wal-Mart de Mexico SAB de CV	60,000	$144,519

		795,129

Netherlands — 1.3%
Adyen NV(a)(d)	150	252,918
Aegon NV	30,975	83,528
AerCap Holdings NV(a)(c)	5,475	135,944
Akzo Nobel NV	1,875	180,624
ASML Holding NV	4,425	1,608,191
Davide Campari-Milano NV	18,000	187,951
Heineken NV	2,625	232,999
ING Groep NV(a)	26,700	182,224
Just Eat Takeaway.com NV, New(a)(d)	1,050	116,830
Koninklijke Ahold Delhaize NV	5,850	160,751
Koninklijke DSM NV	2,250	360,244
Koninklijke Philips NV(a)	8,492	394,440
Koninklijke Vopak NV	2,475	128,668
NN Group NV	1,275	44,466
NXP Semiconductors NV	3,292	444,815
Prosus NV	4,500	449,643
QIAGEN NV(a)	2,925	138,911
Randstad NV(a)	2,025	101,217
Unilever NV	14,700	831,336
Wolters Kluwer NV	2,700	218,836

		6,254,536

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)(c)	5,625	54,425
Fisher & Paykel Healthcare Corp. Ltd.	3,900	90,213
Meridian Energy Ltd.	77,700	272,165

		416,803

Norway — 0.3%
DNB ASA(a)	24,375	328,184
Gjensidige Forsikring ASA	9,825	186,348
Mowi ASA	14,522	228,871
Orkla ASA	22,486	211,902
Schibsted ASA, Class B(a)	4,875	174,726
Telenor ASA	9,900	152,453

		1,282,484

Peru — 0.1%
Credicorp Ltd.	300	34,404
Southern Copper Corp.	7,500	392,550

		426,954

Philippines — 0.1%
Ayala Land Inc.	157,500	107,386
BDO Unibank Inc.	36,020	66,161
International Container Terminal Services Inc.	35,380	84,064
Jollibee Foods Corp.	5,070	17,808
SM Prime Holdings Inc.	1,800	1,253

		276,672

Poland — 0.1%
Bank Polska Kasa Opieki SA(a)	4,500	47,989
CD Projekt SA(a)	1,725	145,966
Powszechna Kasa Oszczednosci Bank Polski SA(a)	56,762	271,444
Powszechny Zaklad Ubezpieczen SA(a)	10,650	58,037

		523,436

Portugal — 0.0%
Galp Energia SGPS SA	9,750	78,979

Security	Shares	Value

Qatar — 0.1%
Barwa Real Estate Co.	264,750	$239,376
Industries Qatar QSC	37,125	90,791
Mesaieed Petrochemical Holding Co.	380,713	191,580
Qatar National Bank QPSC	9,225	44,295

		566,042

Russia — 0.3%
Alrosa PJSC	84,910	76,292
Magnit PJSC, GDR(e)	9,108	125,599
Mobile TeleSystems PJSC, ADR	20,084	157,057
Moscow Exchange MICEX-RTS PJSC	117,110	197,424
Polymetal International PLC	6,363	134,036
Polyus PJSC	328	64,207
Sberbank of Russia PJSC	151,780	383,863
Surgutneftegas PJSC	180,000	74,616
VTB Bank PJSC	490,000	202
X5 Retail Group NV, GDR(e)	3,000	105,564

		1,318,860

Saudi Arabia — 0.4%
Abdullah Al Othaim Markets Co.	2,475	86,453
Al Rajhi Bank	11,025	193,437
Alinma Bank(a)	75	306
Almarai Co. JSC	7,275	100,096
Arab National Bank	17,250	87,301
Bank AlBilad	13,950	86,520
Bank Al-Jazira	5,625	19,528
Banque Saudi Fransi	11,250	89,093
Dar Al Arkan Real Estate Development Co.(a)	27,975	59,601
Emaar Economic City(a)	49,575	117,649
Etihad Etisalat Co.(a)	9,300	69,434
National Commercial Bank	19,875	206,948
Riyad Bank	20,775	99,712
Samba Financial Group	24,375	179,386
Saudi Arabian Fertilizer Co.	5,475	110,075
Saudi Arabian Mining Co.(a)	5,625	55,946
Saudi British Bank (The)	16,875	107,181
Saudi Telecom Co.	6,675	177,452
Yanbu National Petrochemical Co.	9,825	150,638

		1,996,756

Singapore — 0.2%
Ascendas REIT	42,300	89,216
City Developments Ltd.	22,500	104,467
DBS Group Holdings Ltd.	15,000	223,544
Genting Singapore Ltd.	157,500	74,396
Oversea-Chinese Banking Corp. Ltd.	33,900	209,035
Singapore Technologies Engineering Ltd.	45,000	115,013
Singapore Telecommunications Ltd.	90,000	133,797
United Overseas Bank Ltd.	5,100	70,926
UOL Group Ltd.	22,500	102,490
Yangzijiang Shipbuilding Holdings Ltd.(c)	75,000	50,531

		1,173,415

South Africa — 0.4%
Anglo American Platinum Ltd.	900	59,012
Bidvest Group Ltd. (The)	5,625	46,132
Clicks Group Ltd.	3,900	56,632
Discovery Ltd.	11,250	74,083
FirstRand Ltd.	80,829	187,040
Gold Fields Ltd.	10,125	107,582
Growthpoint Properties Ltd.	97,800	63,861
Kumba Iron Ore Ltd.	4,050	119,717

6

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
MTN Group Ltd.	18,375	$65,352
Naspers Ltd., Class N	4,500	875,510
Nedbank Group Ltd.	6,996	41,325
NEPI Rockcastle PLC	19,726	69,890
Old Mutual Ltd.	92,400	53,340
Rand Merchant Investment Holdings Ltd.	33,750	58,906
Reinet Investments SCA	4,650	73,785
Sanlam Ltd.	36,300	105,602
Standard Bank Group Ltd.	15,825	103,304

		2,161,073

South Korea — 1.5%
Amorepacific Corp.	675	93,990
BNK Financial Group Inc.	25,200	122,369
Celltrion Healthcare Co. Ltd.(a)	1,275	95,173
Celltrion Inc.(a)	1,016	215,789
CJ ENM Co. Ltd.	900	104,301
Coway Co. Ltd.	1,125	68,807
Daelim Industrial Co. Ltd.	1,725	118,578
GS Engineering & Construction Corp.	3,825	90,004
Hana Financial Group Inc.	3,624	97,091
HLB Inc.(a)	665	53,917
Hotel Shilla Co. Ltd.	975	63,757
Hyundai Mobis Co. Ltd.	900	178,858
Hyundai Motor Co.	1,125	163,094
Industrial Bank of Korea	1,050	7,560
Kakao Corp.	525	152,684
Kangwon Land Inc.	5,625	104,598
KB Financial Group Inc.	3,838	135,634
Kia Motors Corp.	1,800	80,109
Korea Aerospace Industries Ltd.	1,932	37,118
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,125	77,730
KT&G Corp.	2,100	149,907
LG Household & Health Care Ltd.	150	198,290
Lotte Corp.	2,025	50,683
NAVER Corp.	1,316	336,336
NCSoft Corp.	302	206,532
Samsung Biologics Co. Ltd.(a)(d)	300	180,312
Samsung C&T Corp.	675	65,733
Samsung Electronics Co. Ltd.	48,230	2,405,762
Samsung Engineering Co. Ltd.(a)	7,050	73,004
Samsung Fire & Marine Insurance Co. Ltd.	600	94,651
Samsung Life Insurance Co. Ltd.	2,400	133,674
Samsung SDI Co. Ltd.	525	204,503
Samsung SDS Co. Ltd.	825	122,510
Shinhan Financial Group Co. Ltd.	4,729	126,487
SK Holdings Co. Ltd.	1,275	205,065
SK Hynix Inc.	5,925	417,209
SK Telecom Co. Ltd.	525	99,013

		7,130,832

Spain — 0.6%
Aena SME SA(a)(d)	2,175	292,878
Amadeus IT Group SA	5,850	279,321
Banco Bilbao Vizcaya Argentaria SA	72,921	209,127
Banco Santander SA(a)	162,900	324,631
CaixaBank SA	46,425	84,470
Cellnex Telecom SA(d)	5,387	345,880
Enagas SA	7,009	151,287
Ferrovial SA	8,355	180,778
Grifols SA	3,825	103,324

Security	Shares	Value

Spain (continued)
Iberdrola SA	10,278	$121,220
Industria de Diseno Textil SA	12,750	314,710
Mapfre SA	42,450	63,986
Red Electrica Corp. SA	18,334	323,015
Siemens Gamesa Renewable Energy SA	5,325	150,915
Telefonica SA	61,110	199,742

		3,145,284

Sweden — 1.0%
Alfa Laval AB(a)	4,410	89,427
Assa Abloy AB, Class B	14,775	317,040
Atlas Copco AB, Class A	3,903	172,280
Atlas Copco AB, Class B	6,482	248,542
Boliden AB	15,375	420,080
Epiroc AB, Class A	11,100	165,855
Evolution Gaming Group AB(d)	1,800	133,668
Hennes & Mauritz AB, Class B	9,600	155,953
Hexagon AB, Class B(a)	3,075	224,688
Husqvarna AB, Class B	11,250	116,277
ICA Gruppen AB	2,550	120,694
Industrivarden AB, Class C(a)	9,975	255,058
Investor AB, Class B	9,975	598,871
Kinnevik AB, Class B	6,975	286,134
Nibe Industrier AB, Class B(a)	3,075	74,136
Sandvik AB(a)	15,490	275,826
Skandinaviska Enskilda Banken AB, Class A(a)	6,525	55,932
Skanska AB, Class B	5,025	94,446
Svenska Cellulosa AB SCA, Class B(a)	2,700	36,627
Svenska Handelsbanken AB, Class A(a)	8,775	71,098
Swedish Match AB	750	56,504
Telefonaktiebolaget LM Ericsson, Class B	23,250	259,322
Telia Co. AB	27,750	106,372
Volvo AB, Class B(a)	24,075	468,320

		4,803,150

Switzerland — 2.6%
ABB Ltd., Registered	16,950	411,475
Adecco Group AG, Registered	2,025	99,422
Alcon Inc.(a)	3,825	217,427
Cie. Financiere Richemont SA, Class A, Registered	5,250	329,360
Credit Suisse Group AG, Registered	5,113	48,109
EMS-Chemie Holding AG, Registered	225	197,862
Geberit AG, Registered	600	341,716
Givaudan SA, Registered	124	505,443
Julius Baer Group Ltd.	1,200	53,601
Kuehne + Nagel International AG, Registered	675	134,845
Lonza Group AG, Registered	600	363,450
Nestle SA, Registered	28,575	3,214,317
Novartis AG, Registered	19,650	1,532,681
Partners Group Holding AG	75	67,640
Roche Holding AG, NVS	6,675	2,146,589
Schindler Holding AG, Participation Certificates, NVS	538	137,648
SGS SA, Registered	75	187,469
Siemens Energy AG(a)	3,954	86,589
Sika AG, Registered	2,250	554,062
Sonova Holding AG, Registered(a)	453	107,498
Straumann Holding AG, Registered	75	78,228
Swatch Group AG (The), Bearer	525	111,095
Swiss Life Holding AG, Registered	150	50,439
Swiss Re AG	2,700	193,659
Swisscom AG, Registered	225	114,470

7

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Temenos AG, Registered	1,125	$120,828
UBS Group AG, Registered	39,525	459,052
Vifor Pharma AG	750	84,406
Zurich Insurance Group AG	1,200	398,014

		12,347,394

Taiwan — 1.6%
Acer Inc.	75,000	62,536
Cathay Financial Holding Co. Ltd.	233,253	313,140
China Development Financial Holding Corp.	300,000	87,891
China Life Insurance Co. Ltd.	96,345	64,503
Chunghwa Telecom Co. Ltd.	75,000	280,560
CTBC Financial Holding Co. Ltd.	300,400	189,565
Delta Electronics Inc.	75,000	498,191
E.Sun Financial Holding Co. Ltd.	160,936	136,723
Fubon Financial Holding Co. Ltd.	150,000	213,435
Hon Hai Precision Industry Co. Ltd.	112,720	305,410
Mega Financial Holding Co. Ltd.	150,000	144,475
Ruentex Development Co. Ltd.	225,000	310,714
Shin Kong Financial Holding Co. Ltd.	400,439	111,437
SinoPac Financial Holdings Co. Ltd.	375,200	140,355
Synnex Technology International Corp.	150,000	222,613
Taishin Financial Holding Co. Ltd.	412,001	181,489
Taiwan Cooperative Financial Holding Co. Ltd.	77,740	52,183
Taiwan High Speed Rail Corp.	75,000	79,317
Taiwan Mobile Co. Ltd.	75,000	256,175
Taiwan Semiconductor Manufacturing Co. Ltd.	225,000	3,398,186
Uni-President Enterprises Corp.	150,000	321,464
Yuanta Financial Holding Co. Ltd.	388,600	241,147

		7,611,509

Thailand — 0.2%
Airports of Thailand PCL, NVDR	105,000	174,340
Bangkok Bank PCL, Foreign	22,500	69,844
Bangkok Expressway & Metro PCL, NVDR	279,700	73,588
CP ALL PCL, NVDR(a)	82,500	142,276
Energy Absolute PCL, NVDR	75,000	91,441
Kasikornbank PCL, Foreign	30,000	73,394
Krung Thai Bank PCL, NVDR(c)	465,000	129,053
Siam Commercial Bank PCL (The), NVDR	37,500	78,206

		832,142

Turkey — 0.0%
Akbank T.A.S.(a)	47,907	27,259
Aselsan Elektronik Sanayi Ve Ticaret AS	33,750	67,436
Turkiye Is Bankasi AS, Class C(a)	8,822	5,378

		100,073

United Arab Emirates — 0.1%
Aldar Properties PJSC	129,450	96,564
Emaar Properties PJSC(a)	72,000	52,337
Emirates Telecommunications Group Co. PJSC	34,425	158,200

		307,101

United Kingdom — 3.6%
3i Group PLC	19,650	244,166
Amcor PLC	16,875	176,006
Antofagasta PLC	26,588	353,925
Aptiv PLC	3,000	289,470
Ashtead Group PLC	7,125	257,954
AstraZeneca PLC	12,186	1,223,650
Auto Trader Group PLC(d)	12,525	93,768
Aviva PLC	41,925	139,588
BAE Systems PLC	23,325	119,732

Security	Shares	Value

United Kingdom (continued)
Barclays PLC(a)	166,950	$230,027
Barratt Developments PLC(a)	16,425	102,471
Berkeley Group Holdings PLC	2,400	125,897
British American Tobacco PLC	23,479	743,173
British Land Co. PLC (The)	29,550	133,194
BT Group PLC	74,925	98,234
Bunzl PLC	4,425	137,317
Burberry Group PLC	6,300	110,458
Coca-Cola European Partners PLC	2,250	80,347
Compass Group PLC	19,050	259,864
Croda International PLC	3,040	237,180
DCC PLC	1,650	107,185
Diageo PLC	24,225	782,760
Direct Line Insurance Group PLC	56	191
Experian PLC	10,842	394,907
Ferguson PLC	3,150	314,513
Fiat Chrysler Automobiles NV(a)	10,950	134,464
GlaxoSmithKline PLC	46,425	775,436
GVC Holdings PLC(a)	11,775	147,105
Halma PLC	5,625	172,228
Hargreaves Lansdown PLC	3,300	57,710
HSBC Holdings PLC	173,700	728,920
Imperial Brands PLC	11,550	182,794
Informa PLC(a)	12,975	70,127
Intertek Group PLC	1,950	140,490
JD Sports Fashion PLC	5,625	53,908
Johnson Matthey PLC	5,925	164,635
Kingfisher PLC(a)	27,000	100,229
Land Securities Group PLC	19,941	131,316
Legal & General Group PLC	59,100	141,217
Lloyds Banking Group PLC(a)	739,650	268,022
London Stock Exchange Group PLC	3,032	324,529
M&G PLC	31,539	59,804
Melrose Industries PLC(a)	63,075	97,582
National Grid PLC	31,200	370,739
Natwest Group PLC(a)	45,000	72,266
Next PLC	1,575	118,930
Ocado Group PLC(a)	4,800	141,258
Pearson PLC	12,150	80,121
Persimmon PLC	4,159	125,620
Prudential PLC	29,889	364,359
Reckitt Benckiser Group PLC	7,125	626,459
RELX PLC	20,925	413,281
Rentokil Initial PLC(a)	16,875	114,770
Rio Tinto PLC	10,050	566,177
Rolls-Royce Holdings PLC(c)	43,575	40,183
Royal Dutch Shell PLC, Class B	60,300	724,322
RSA Insurance Group PLC	15,900	87,087
Sage Group PLC (The)	5,625	46,228
Segro PLC	15,165	176,867
Sensata Technologies Holding PLC(a)	2,550	111,460
Severn Trent PLC	9,150	287,492
Smith & Nephew PLC	8,325	143,864
Smiths Group PLC	7,575	130,218
St. James’s Place PLC	533	6,197
Standard Chartered PLC(a)	12,566	57,160
Standard Life Aberdeen PLC	32,850	95,356
Taylor Wimpey PLC(a)	63,600	87,004
Tesco PLC	78,150	207,654
Unilever PLC	11,475	653,429

8

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
United Utilities Group PLC	26,700	$298,073
Vodafone Group PLC	265,125	353,091
Whitbread PLC(a)	4,391	121,897
WPP PLC	16,350	130,353

		17,258,408

United States — 57.2%
3M Co.	5,400	863,784
A O Smith Corp.	3,150	162,824
Abbott Laboratories	17,250	1,813,147
AbbVie Inc.	17,700	1,506,270
ABIOMED Inc.(a)	600	151,128
Accenture PLC, Class A	6,750	1,464,142
Activision Blizzard Inc.	7,275	550,936
Adobe Inc.(a)	4,650	2,079,015
Advance Auto Parts Inc.	750	110,460
Advanced Micro Devices Inc.(a)	11,175	841,366
Aflac Inc.	9,075	308,096
Agilent Technologies Inc.	3,975	405,808
AGNC Investment Corp.	10,800	150,876
Akamai Technologies Inc.(a)	1,500	142,680
Albemarle Corp.	1,725	160,787
Alexandria Real Estate Equities Inc.	1,350	204,552
Alexion Pharmaceuticals Inc.(a)	2,025	233,158
Align Technology Inc.(a)	900	383,472
Alleghany Corp.	217	118,684
Allegion PLC	1,425	140,363
Allstate Corp. (The)	3,600	319,500
Ally Financial Inc.	5,925	158,079
Alnylam Pharmaceuticals Inc.(a)	825	101,450
Alphabet Inc., Class A(a)	2,625	4,242,289
Alphabet Inc., Class C, NVS(a)	3,150	5,106,181
Altice USA Inc., Class A(a)	5,625	151,594
Altria Group Inc.	19,425	700,854
Amazon.com Inc.(a)	4,050	12,296,407
AMERCO	375	130,185
American Express Co.	6,525	595,341
American International Group Inc.	11,850	373,156
American Tower Corp.	4,500	1,033,425
American Water Works Co. Inc.	7,050	1,061,095
Ameriprise Financial Inc.	1,425	229,183
AmerisourceBergen Corp.	1,725	165,721
AMETEK Inc.	2,250	220,950
Amgen Inc.	5,850	1,269,099
Amphenol Corp., Class A	1,425	160,797
Analog Devices Inc.	4,725	560,054
Annaly Capital Management Inc.	25,219	178,803
ANSYS Inc.(a)	813	247,453
Anthem Inc.	2,550	695,640
Aon PLC, Class A	2,475	455,425
Apollo Global Management Inc.	1,875	69,113
Apple Inc.	168,000	18,288,480
Applied Materials Inc.	10,050	595,261
Arch Capital Group Ltd.(a)	3,300	99,693
Arista Networks Inc.(a)	300	62,670
Arrow Electronics Inc.(a)	750	58,418
Arthur J Gallagher & Co.	525	54,448
Assurant Inc.	975	121,261
AT&T Inc.	70,275	1,898,830
Athene Holding Ltd., Class A(a)	1,950	62,556
Atmos Energy Corp.	6,339	581,096

Security	Shares	Value

United States (continued)
Autodesk Inc.(a)	2,250	$529,965
Automatic Data Processing Inc.	5,100	805,596
AutoZone Inc.(a)	225	254,020
Avalara Inc.(a)(c)	825	122,966
AvalonBay Communities Inc.	1,500	208,695
Avantor Inc.(a)	4,650	108,206
Avery Dennison Corp.	2,100	290,619
Axalta Coating Systems Ltd.(a)	8,250	207,158
Baker Hughes Co.	22,125	326,786
Ball Corp.	4,200	373,800
Bank of America Corp.	75,075	1,779,277
Bank of New York Mellon Corp. (The)	8,400	288,624
Baxter International Inc.	4,575	354,883
Becton Dickinson and Co.	3,075	710,725
Berkshire Hathaway Inc., Class B(a)	11,475	2,316,802
Best Buy Co. Inc.	2,700	301,185
Biogen Inc.(a)	1,725	434,821
BioMarin Pharmaceutical Inc.(a)	2,325	173,050
Bio-Rad Laboratories Inc., Class A(a)	525	307,870
BlackRock Inc.(f)	1,133	678,905
Blackstone Group Inc. (The), Class A	5,625	283,612
Boeing Co. (The)	5,250	758,047
Booking Holdings Inc.(a)	450	730,125
BorgWarner Inc.	2,025	70,835
Boston Properties Inc.	1,275	92,323
Boston Scientific Corp.(a)	14,400	493,488
Bristol-Myers Squibb Co.	22,725	1,328,276
Broadcom Inc.	4,050	1,416,001
Broadridge Financial Solutions Inc.	1,050	144,480
Brown & Brown Inc.	3,260	141,843
Brown-Forman Corp., Class B, NVS	3,420	238,408
Burlington Stores Inc.(a)	525	101,630
Cadence Design Systems Inc.(a)	1,650	180,461
Capital One Financial Corp.	3,825	279,531
Cardinal Health Inc.	3,300	151,107
CarMax Inc.(a)	1,725	149,109
Carrier Global Corp.	9,180	306,520
Catalent Inc.(a)	1,050	92,159
Caterpillar Inc.	5,175	812,734
Cboe Global Markets Inc.	529	43,002
CBRE Group Inc., Class A(a)	4,950	249,480
CDW Corp./DE	1,425	174,705
Centene Corp.(a)	4,447	262,818
CenturyLink Inc.	9,036	77,890
Cerner Corp.	4,125	289,121
CH Robinson Worldwide Inc.	1,275	112,748
Charles Schwab Corp. (The)	10,630	436,999
Charter Communications Inc., Class A(a)	1,350	815,157
Cheniere Energy Inc.(a)	2,400	114,888
Chevron Corp.	13,200	917,400
Chipotle Mexican Grill Inc.(a)	300	360,444
Chubb Ltd.	4,200	545,622
Church & Dwight Co. Inc.	3,000	265,170
Cigna Corp.	3,525	588,569
Cincinnati Financial Corp.	1,200	84,888
Cintas Corp.	900	283,095
Cisco Systems Inc.	41,850	1,502,415
Citigroup Inc.	19,725	817,009
Citizens Financial Group Inc.	6,600	179,850
Citrix Systems Inc.	1,050	118,934

9

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Clorox Co. (The)	1,050	$217,612
CME Group Inc.	3,150	474,768
Coca-Cola Co. (The)	42,450	2,040,147
Cognex Corp.	1,950	128,505
Cognizant Technology Solutions Corp., Class A	5,775	412,450
Colgate-Palmolive Co.	8,700	686,343
Comcast Corp., Class A	44,100	1,862,784
Conagra Brands Inc.	3,975	139,483
Consolidated Edison Inc.	7,275	571,015
Constellation Brands Inc., Class A	1,950	322,198
Cooper Companies Inc. (The)	375	119,644
Copart Inc.(a)	2,775	306,249
Corning Inc.	7,950	254,161
Corteva Inc.	7,050	232,509
CoStar Group Inc.(a)	450	370,624
Costco Wholesale Corp.	4,875	1,743,397
Coupa Software Inc.(a)	450	120,465
Crowdstrike Holdings Inc., Class A(a)	1,200	148,608
Crown Castle International Corp.	4,350	679,470
Crown Holdings Inc.(a)	975	83,655
CSX Corp.	8,100	639,414
Cummins Inc.	1,200	263,868
CVS Health Corp.	12,450	698,320
Danaher Corp.	6,525	1,497,748
Darden Restaurants Inc.	975	89,622
Datadog Inc., Class A(a)	900	81,675
DaVita Inc.(a)	600	51,750
Deere & Co.	2,700	609,957
Dell Technologies Inc., Class C(a)	2,400	144,624
DENTSPLY SIRONA Inc.	3,075	145,109
DexCom Inc.(a)	825	263,653
Digital Realty Trust Inc.	2,175	313,852
Discover Financial Services	2,850	185,279
Discovery Inc., Class A(a)(c)	4,125	83,490
DocuSign Inc.(a)	1,350	273,037
Dollar General Corp.	2,475	516,557
Dollar Tree Inc.(a)	2,250	203,220
Dominion Energy Inc.	5,700	457,938
Domino’s Pizza Inc.	450	170,244
Dover Corp.	1,650	182,672
Dow Inc.	6,750	307,057
DR Horton Inc.	3,525	235,505
Dropbox Inc., Class A(a)	4,125	75,323
Duke Realty Corp.	5,625	213,694
Eaton Corp. PLC	4,275	443,702
eBay Inc.	8,775	417,953
Ecolab Inc.	3,600	660,924
Edison International	5,775	323,631
Edwards Lifesciences Corp.(a)	6,525	467,777
Elanco Animal Health Inc.(a)	5,625	174,431
Electronic Arts Inc.(a)	2,700	323,541
Eli Lilly & Co.	8,325	1,086,079
Emerson Electric Co.	7,200	466,488
EOG Resources Inc.	3,825	130,968
Equifax Inc.	1,425	194,655
Equinix Inc.	900	658,116
Equitable Holdings Inc.	5,625	120,881
Equity Residential	4,575	214,933
Erie Indemnity Co., Class A, NVS	300	69,861
Essential Utilities Inc.	13,350	550,020

Security	Shares	Value

United States (continued)
Essex Property Trust Inc.	525	$107,410
Estee Lauder Companies Inc. (The), Class A	2,775	609,556
Everest Re Group Ltd.	375	73,905
Eversource Energy	10,950	955,606
Exact Sciences Corp.(a)(c)	1,575	195,032
Exelon Corp.	1,425	56,843
Expedia Group Inc.	1,650	155,348
Expeditors International of Washington Inc.	2,700	238,599
Extra Space Storage Inc.	1,125	130,444
F5 Networks Inc.(a)	600	79,764
Facebook Inc., Class A(a)	23,100	6,077,841
Fair Isaac Corp.(a)	225	88,076
Fastenal Co.	6,150	265,864
Fidelity National Financial Inc.	3,430	107,325
Fidelity National Information Services Inc.	6,527	813,199
Fifth Third Bancorp	8,475	196,790
Fiserv Inc.(a)	6,318	603,179
FleetCor Technologies Inc.(a)	1,125	248,524
FLIR Systems Inc.	2,250	78,053
FMC Corp.	3,075	315,925
Ford Motor Co.	27,975	216,247
Fortinet Inc.(a)	1,350	149,000
Fortive Corp.	3,247	200,015
Fortune Brands Home & Security Inc.	2,400	194,088
Fox Corp., Class A, NVS	6,375	169,065
Franklin Resources Inc.	4,275	80,156
Freeport-McMoRan Inc.	12,825	222,385
Garmin Ltd.	1,875	195,038
Gartner Inc.(a)	1,200	144,120
General Dynamics Corp.	2,325	305,342
General Electric Co.	87,225	647,209
General Mills Inc.	5,400	319,248
General Motors Co.	10,125	349,616
Genuine Parts Co.	1,800	162,774
Gilead Sciences Inc.	12,600	732,690
Global Payments Inc.	2,250	354,915
GoDaddy Inc., Class A(a)	975	68,972
Goldman Sachs Group Inc. (The)	3,525	666,366
Halliburton Co.(c)	37,875	456,772
Hartford Financial Services Group Inc. (The)	3,450	132,894
Hasbro Inc.	1,950	161,304
HCA Healthcare Inc.	2,025	250,978
HD Supply Holdings Inc.(a)	1,950	77,727
Healthpeak Properties Inc.	2,896	78,105
HEICO Corp.	750	78,788
Henry Schein Inc.(a)	900	57,222
Hershey Co. (The)	1,275	175,262
Hess Corp.	2,475	92,120
Hewlett Packard Enterprise Co.	12,600	108,864
Hilton Worldwide Holdings Inc.	1,500	131,715
Hologic Inc.(a)	2,850	196,137
Home Depot Inc. (The)	10,500	2,800,455
Honeywell International Inc.	7,275	1,200,011
Host Hotels & Resorts Inc.	10,350	108,468
HP Inc.	18,600	334,056
Humana Inc.	1,275	509,082
Huntington Bancshares Inc./OH	5,475	57,159
IAC/InterActiveCorp.(a)	825	99,594
IDEX Corp.	827	140,913
IDEXX Laboratories Inc.(a)	750	318,615

10

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
IHS Markit Ltd.	5,963	$482,228
Illinois Tool Works Inc.	3,075	602,331
Illumina Inc.(a)	1,725	504,907
Incyte Corp.(a)	1,950	168,948
Ingersoll Rand Inc.(a)	2,518	87,979
Insulet Corp.(a)	450	100,013
Intel Corp.	42,075	1,863,081
Intercontinental Exchange Inc.	4,425	417,720
International Business Machines Corp.	9,000	1,004,940
International Flavors & Fragrances Inc.(c)	1,575	161,690
Interpublic Group of Companies Inc. (The)	2,775	50,200
Intuit Inc.	2,775	873,237
Intuitive Surgical Inc.(a)	1,275	850,527
Invesco Ltd.	5,175	67,844
Invitation Homes Inc.	5,625	153,338
Ionis Pharmaceuticals Inc.(a)	1,350	63,383
IQVIA Holdings Inc.(a)	2,025	311,830
Iron Mountain Inc.	3,525	91,862
Jack Henry & Associates Inc.	750	111,188
Jacobs Engineering Group Inc.	2,100	199,500
Jazz Pharmaceuticals PLC(a)	300	43,230
JM Smucker Co. (The)	975	109,395
Johnson & Johnson	25,500	3,496,305
Johnson Controls International PLC	5,175	218,437
Jones Lang LaSalle Inc.	1,125	126,968
JPMorgan Chase & Co.	28,015	2,746,591
Juniper Networks Inc.	2,775	54,723
Kansas City Southern	375	66,053
Kellogg Co.	1,336	84,021
Keurig Dr Pepper Inc.	3,150	84,735
KeyCorp.	9,975	129,476
Keysight Technologies Inc.(a)	1,350	141,575
Kimberly-Clark Corp.	1,350	178,997
Kinder Morgan Inc./DE	49,425	588,157
KKR & Co. Inc.	6,225	212,584
KLA Corp.	1,650	325,347
Kraft Heinz Co. (The)	8,250	252,367
Kroger Co. (The)	3,975	128,035
L3Harris Technologies Inc.	2,145	345,581
Laboratory Corp. of America Holdings(a)	825	164,810
Lam Research Corp.	1,950	667,056
Lamb Weston Holdings Inc.	1,725	109,451
Las Vegas Sands Corp.	4,875	234,292
Leidos Holdings Inc.	1,800	149,400
Lennar Corp., Class A	2,850	200,156
Lennox International Inc.	675	183,371
Liberty Global PLC, Class A(a)	5,100	96,798
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	2,775	100,261
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	2,850	98,525
Lincoln National Corp.	3,750	131,625
Live Nation Entertainment Inc.(a)	2,224	108,531
LKQ Corp.(a)	3,900	124,761
Lockheed Martin Corp.	2,175	761,533
Loews Corp.	3,750	130,050
Lowe’s Companies Inc.	7,500	1,185,750
Lululemon Athletica Inc.(a)	1,350	431,041
M&T Bank Corp.	825	85,454
Markel Corp.(a)	75	69,960
MarketAxess Holdings Inc.	300	161,655
Marriott International Inc./MD, Class A	1,050	97,524

Security	Shares	Value

United States (continued)
Marsh & McLennan Companies Inc.	5,775	$597,481
Martin Marietta Materials Inc.	450	119,858
Marvell Technology Group Ltd.	6,825	256,006
Masco Corp.	5,325	285,420
Mastercard Inc., Class A	8,963	2,587,080
Match Group Inc.(a)	1,775	207,284
Maxim Integrated Products Inc.	3,225	224,621
McCormick & Co. Inc./MD, NVS	1,725	311,380
McDonald’s Corp.	7,875	1,677,375
McKesson Corp.	1,800	265,482
Medical Properties Trust Inc.	5,625	100,238
Medtronic PLC	13,200	1,327,524
MercadoLibre Inc.(a)(c)	450	546,322
Merck & Co. Inc.	25,350	1,906,573
MetLife Inc.	9,225	349,166
Mettler-Toledo International Inc.(a)	225	224,530
MGM Resorts International	4,950	101,822
Microchip Technology Inc.	2,475	260,073
Micron Technology Inc.(a)	13,500	679,590
Microsoft Corp.	69,375	14,046,356
Moderna Inc.(a)	1,950	131,567
Molson Coors Beverage Co., Class B	2,400	84,624
Mondelez International Inc., Class A	14,850	788,832
MongoDB Inc.(a)	375	85,676
Monster Beverage Corp.(a)	4,875	373,279
Moody’s Corp.	1,650	433,785
Morgan Stanley	9,897	476,541
Motorola Solutions Inc.	1,200	189,672
MSCI Inc.	1,050	367,332
Mylan NV(a)	4,200	61,068
National Oilwell Varco Inc.	25,275	212,310
NetApp Inc.	2,775	121,795
Netflix Inc.(a)	4,200	1,998,108
Neurocrine Biosciences Inc.(a)	600	59,202
Newell Brands Inc.	6,075	107,285
Newmont Corp.	6,075	381,753
News Corp., Class A, NVS	5,400	70,902
NextEra Energy Inc.	12,900	944,409
Nielsen Holdings PLC	5,700	77,007
Nike Inc., Class B	12,825	1,540,026
Norfolk Southern Corp.	2,625	548,940
Northern Trust Corp.	1,275	99,794
Northrop Grumman Corp.	1,500	434,730
NortonLifeLock Inc.	6,675	137,305
NVIDIA Corp.	5,775	2,895,354
O’Reilly Automotive Inc.(a)	750	327,450
Okta Inc.(a)	675	141,635
Old Dominion Freight Line Inc.	1,765	336,003
Omega Healthcare Investors Inc.	3,000	86,430
Omnicom Group Inc.	1,575	74,340
ONEOK Inc.	7,650	221,850
Oracle Corp.	21,075	1,182,518
Otis Worldwide Corp.	4,590	281,275
PACCAR Inc.	2,100	179,298
Palo Alto Networks Inc.(a)	1,125	248,839
Parker-Hannifin Corp.	1,125	234,405
Paychex Inc.	4,650	382,462
Paycom Software Inc.(a)	300	109,227
PayPal Holdings Inc.(a)	10,725	1,996,244
Pentair PLC	2,052	102,108

11

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
People’s United Financial Inc.	3,375	$36,011
PepsiCo Inc.	13,425	1,789,418
Perrigo Co. PLC	1,200	52,644
Pfizer Inc.	52,725	1,870,683
Philip Morris International Inc.	15,375	1,091,932
Phillips 66	5,625	262,462
Pinterest Inc., Class A(a)	3,675	216,641
Pioneer Natural Resources Co.	5,625	447,525
PNC Financial Services Group Inc. (The)	4,350	486,678
PPG Industries Inc.	3,825	496,179
Principal Financial Group Inc.	3,450	135,309
Procter & Gamble Co. (The)	24,750	3,393,225
Progressive Corp. (The)	5,550	510,045
Prologis Inc.	7,350	729,120
Prudential Financial Inc.	5,325	340,906
Public Storage	1,650	377,965
PulteGroup Inc.	2,250	91,710
Qorvo Inc.(a)	825	105,072
QUALCOMM Inc.	11,400	1,406,304
Quest Diagnostics Inc.	1,575	192,371
Ralph Lauren Corp.	825	55,151
Raytheon Technologies Corp.	15,832	859,994
Realty Income Corp.	1,800	104,148
Regency Centers Corp.	1,800	64,062
Regeneron Pharmaceuticals Inc.(a)	900	489,204
Regions Financial Corp.	9,000	119,700
Reinsurance Group of America Inc.	675	68,189
ResMed Inc.	1,350	259,119
RingCentral Inc., Class A(a)	525	135,629
Robert Half International Inc.	3,750	190,088
Rockwell Automation Inc.	1,050	248,976
Roku Inc.(a)	900	182,160
Rollins Inc.	3,075	177,889
Roper Technologies Inc.	1,125	417,757
Ross Stores Inc.	3,525	300,224
S&P Global Inc.	2,775	895,576
salesforce.com Inc.(a)	7,350	1,707,184
Sarepta Therapeutics Inc.(a)(c)	675	91,739
SBA Communications Corp.	1,275	370,222
Schlumberger Ltd.	85,650	1,279,611
Seagate Technology PLC	2,250	107,595
Seagen Inc.(a)	900	150,120
Sealed Air Corp.	3,600	142,524
Sempra Energy	4,130	517,737
ServiceNow Inc.(a)	1,800	895,626
Sherwin-Williams Co. (The)	1,050	722,379
Simon Property Group Inc.	3,525	221,405
Sirius XM Holdings Inc.	7,275	41,686
Skyworks Solutions Inc.	1,650	233,128
Slack Technologies Inc., Class A(a)(c)	2,850	72,903
Snap Inc., Class A, NVS(a)	9,300	366,327
Snap-on Inc.	750	118,148
Splunk Inc.(a)	1,275	252,501
Square Inc., Class A(a)	3,675	569,184
SS&C Technologies Holdings Inc.	1,650	97,713
Stanley Black & Decker Inc.	1,800	299,160
Starbucks Corp.	12,600	1,095,696
State Street Corp.	3,805	224,114
Stryker Corp.	3,150	636,331
Sun Communities Inc.	150	20,645

Security	Shares	Value

United States (continued)
SVB Financial Group(a)	525	$152,618
Synchrony Financial	3,975	99,455
Sysco Corp.	6,825	377,491
T-Mobile U.S. Inc.(a)	3,365	368,703
T Rowe Price Group Inc.	2,475	313,483
Take-Two Interactive Software Inc.(a)	1,200	185,904
Target Corp.	4,800	730,656
TE Connectivity Ltd.	4,350	421,428
Teladoc Health Inc.(a)(c)	525	103,142
Teledyne Technologies Inc.(a)	225	69,559
Teleflex Inc.	375	119,336
Tesla Inc.(a)	7,125	2,764,785
Texas Instruments Inc.	9,835	1,422,043
Textron Inc.	2,175	77,865
Thermo Fisher Scientific Inc.	3,975	1,880,652
Tiffany & Co.	1,050	137,382
TJX Companies Inc. (The)	9,300	472,440
Tractor Supply Co.	1,575	209,806
Trade Desk Inc. (The), Class A(a)	375	212,419
Tradeweb Markets Inc., Class A	1,050	57,204
TransDigm Group Inc.	525	250,640
TransUnion	2,925	233,005
Travelers Companies Inc. (The)	3,075	371,183
Trimble Inc.(a)	3,225	155,219
Truist Financial Corp.	12,577	529,743
Twilio Inc., Class A(a)	1,200	334,764
Twitter Inc.(a)	6,675	276,078
Tyson Foods Inc., Class A	1,575	90,137
U.S. Bancorp	11,025	429,424
Uber Technologies Inc.(a)	10,350	345,793
UDR Inc.	2,073	64,761
UGI Corp.	3,900	126,126
Ulta Beauty Inc.(a)	675	139,570
Union Pacific Corp.	6,900	1,222,611
United Parcel Service Inc., Class B	5,625	883,744
United Rentals Inc.(a)	1,050	187,205
UnitedHealth Group Inc.	9,000	2,746,260
Universal Health Services Inc., Class B	750	82,163
Vail Resorts Inc.	675	156,627
Valero Energy Corp.	1,800	69,498
Varian Medical Systems Inc.(a)	1,200	207,360
Veeva Systems Inc., Class A(a)	1,425	384,821
Ventas Inc.	4,200	165,774
VEREIT Inc.	17,925	111,135
VeriSign Inc.(a)	975	185,933
Verisk Analytics Inc.	2,325	413,780
Verizon Communications Inc.	38,325	2,184,142
Vertex Pharmaceuticals Inc.(a)	2,400	500,064
VF Corp.	3,450	231,840
ViacomCBS Inc., Class B, NVS	4,029	115,109
VICI Properties Inc.	5,625	129,094
Visa Inc., Class A	17,033	3,095,066
VMware Inc., Class A(a)	1,050	135,167
Vornado Realty Trust	2,550	78,362
Voya Financial Inc.	2,850	136,601
Vulcan Materials Co.	2,025	293,301
Walmart Inc.	13,800	1,914,750
Walgreens Boots Alliance Inc.	9,075	308,913
Walt Disney Co. (The)	17,530	2,125,512
Waters Corp.(a)	900	200,538

12

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Wayfair Inc., Class A(a)(c)	900	$223,227
Wells Fargo & Co.	35,775	767,374
Welltower Inc.	4,050	217,768
West Pharmaceutical Services Inc.	450	122,432
Western Digital Corp.	3,075	116,020
Western Union Co. (The)	5,250	102,060
Westinghouse Air Brake Technologies Corp.	2,175	128,978
Weyerhaeuser Co.	10,425	284,498
Williams Companies Inc. (The)	18,300	351,177
Willis Towers Watson PLC	1,070	195,254
Workday Inc., Class A(a)	1,725	362,457
WP Carey Inc.	2,934	183,698
WW Grainger Inc.	600	210,012
Wynn Resorts Ltd.	1,875	135,806
Xilinx Inc.	2,625	311,561
XPO Logistics Inc.(a)	900	81,000
Xylem Inc./NY	3,107	270,744
Yum! Brands Inc.	2,100	195,993
Zebra Technologies Corp., Class A(a)	450	127,638
Zillow Group Inc., Class C, NVS(a)(c)	1,950	172,809
Zimmer Biomet Holdings Inc.	2,025	267,502
Zoetis Inc.	5,175	820,496
Zoom Video Communications Inc., Class A(a)	900	414,819

		273,859,465

Total Common Stocks — 99.0% (Cost: $421,354,286)		474,112,258

Preferred Stocks

Brazil — 0.1%
Banco Bradesco SA, Preference Shares, NVS	60,668	212,117
Itau Unibanco Holding SA, Preference Shares, NVS	37,554	152,925
Itausa SA, Preference Shares, NVS	82,500	130,060
Telefonica Brasil SA, Preference Shares, NVS	7,500	55,333

		550,435

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	6,300	229,933

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	15,675	99,630

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS	1,650	84,914
Henkel AG & Co. KGaA, Preference Shares, NVS	3,600	350,238
Sartorius AG, Preference Shares, NVS	225	95,244

Security	Shares	Value

Germany (continued)
Volkswagen AG, Preference Shares, NVS	2,250	$327,876

		858,272

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	290,100	105,533

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	7,500	331,145

Total Preferred Stocks — 0.5% (Cost: $2,583,351)		2,174,948

Rights

United Kingdom — 0.0%
Rolls-Royce Holdings PLC, NVS (Expires 11/11/20)(a)	145,249	73,245

Total Rights — 0.0% (Cost: $177,581)		73,245

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(f)(g)(h)	4,071,888	4,074,738
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(f)(g)	1,030,000	1,030,000

		5,104,738

Total Short-Term Investments — 1.1% (Cost: $5,103,102)		5,104,738

Total Investments in Securities — 100.6% (Cost: $429,218,320)		481,465,189

Other Assets, Less Liabilities — (0.6)%		(2,767,861)

Net Assets — 100.0%		$478,697,328

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

13

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,907,756	$2,168,481	(a)	$—	$(710)	$(789)	$4,074,738	4,071,888	$5,051	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	960,000	70,000	(a)	—	—	—	1,030,000	1,030,000	181		—
BlackRock Inc.	591,110	60,775		—	—	27,020	678,905	1,133	3,732		—

					$(710)	$26,231	$5,783,643		$8,964		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	6	12/18/20	$535	$(29,761)
MSCI Emerging Markets E-Mini Index	5	12/18/20	276	3,091
S&P 500 E-Mini Index	6	12/18/20	979	(16,039)

				(42,709)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$473,111,106	$848,210	$152,942	$474,112,258
Preferred Stocks	2,174,948	—	—	2,174,948
Rights	73,245	—	—	73,245
Money Market Funds	5,104,738	—	—	5,104,738

	$480,464,037	$848,210	$152,942	$481,465,189

Derivative financial instruments(a)
Assets
Futures Contracts	$3,091	$—	$—	$3,091
Liabilities
Futures Contracts	(45,800)	—	—	(45,800)

	$(42,709)	$—	$—	$(42,709)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

14

Schedule of Investments (unaudited) (continued) October 31, 2020	iShares® MSCI ACWI Low Carbon Target ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

15